BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Bank Loans [Abstract]
Schedule of bank loans

	2012	2012	2011
	US$	RMB	RMB
	(In thousands)

Short-term bank loans	17,644	110,901	135,313
Long-term bank loan	26,315	165,406	9,451
Less: current portion	(17,644)	(110,901)	(135,313)
	26,315	165,406	9,451

Schedule of principal balance due for the next five years	RMB in thousands
Year	2013	2014	2015	2016	2017	thereafter
Principal Due	1,864,	7,884,	15,447,	15,459,	30,505,	96,111,